Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Supplement [Text Block]	iit1_SupplementTextBlock	ING INVESTORS TRUST
ING Goldman Sachs Commodity Strategy Portfolio
(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated January 8, 2013
to the Portfolios’ Current Prospectuses
(each a “Prospectus” and collectively “Prospectuses”)
each dated April 30, 2012

ING Goldman Sachs Commodity Strategy Portfolio
On or about November 29, 2012, the Portfolio’s Board of Trustees (“Board”) approved the substitution of the Portfolio’s current investment adviser, Directed Services LLC (“DSL”), with its affiliate ING Investments, LLC (“ING Investments”) with no change to the Portfolio’s advisory fee or expense structure effective January 1, 2013. In addition, the Board similarly approved substituting DSL, the current investment adviser of the Portfolio’s wholly-owned Cayman Islands subsidiary (“Cayman Subsidiary”), with ING Investments with no change to the Cayman Subsidiary’s advisory fee or fee structure also effective January 1, 2013. Last, effective September 24, 2012, John Calvaruso was named as a co-portfolio manager to the Portfolio. Effective January 1, 2013, the Portfolio’s Prospectuses are hereby revised as follows:

2.   The first sentence of Footnote 2 to the table entitled “Annual Portfolio Operating Expenses” of each of the Portfolio’s Prospectuses is hereby deleted and replaced with the following:

Adviser Class:
The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Institutional Class:
The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Service Class:
The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ING Goldman Sachs Commodity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	iit1_SupplementTextBlock	ING INVESTORS TRUST
ING Goldman Sachs Commodity Strategy Portfolio
(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated January 8, 2013
to the Portfolios’ Current Prospectuses
(each a “Prospectus” and collectively “Prospectuses”)
each dated April 30, 2012

ING Goldman Sachs Commodity Strategy Portfolio
On or about November 29, 2012, the Portfolio’s Board of Trustees (“Board”) approved the substitution of the Portfolio’s current investment adviser, Directed Services LLC (“DSL”), with its affiliate ING Investments, LLC (“ING Investments”) with no change to the Portfolio’s advisory fee or expense structure effective January 1, 2013. In addition, the Board similarly approved substituting DSL, the current investment adviser of the Portfolio’s wholly-owned Cayman Islands subsidiary (“Cayman Subsidiary”), with ING Investments with no change to the Cayman Subsidiary’s advisory fee or fee structure also effective January 1, 2013. Last, effective September 24, 2012, John Calvaruso was named as a co-portfolio manager to the Portfolio. Effective January 1, 2013, the Portfolio’s Prospectuses are hereby revised as follows:

2.   The first sentence of Footnote 2 to the table entitled “Annual Portfolio Operating Expenses” of each of the Portfolio’s Prospectuses is hereby deleted and replaced with the following:

Adviser Class:
The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Institutional Class:
The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Service Class:
The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE